Supplemental information on oil and gas producing activities (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration for and evaluation of mineral resources [Abstract]
Natural and environmental properties	$ 48,129,595	$ 47,097,475	$ 45,789,713
Wells, equipment and facilities - property, plant and equipment	30,405,565	29,931,039	21,822,897
Exploration and production projects	6,632,812	6,855,832	9,145,198
Accumulated depreciation, depletion and amortization	(51,791,897)	(49,714,944)	(39,743,147)
Net capitalized costs	$ 33,376,075	$ 34,169,402	$ 37,014,661